Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ];	 Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement.
                                   	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Lapis (Gers Investments) LP
Address:	c/o Gers Investments
		9, allee Scheffer
		L-2520 Luxembourg
		LUXEMBOURG


Form 13F File Number: 028-14538

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                         Name: Manfred Zisselsberger
                        Title: Chairman of the board of managers
                        Phone: +352.2663.5100

Signature, Place, and Date of Signing:

Manfred Zisselsberger, Luxembourg      November 14, 2011

Report Type (Check only one.):

[ ] 	13F HOLDINGS REPORT.
[X] 	13F NOTICE.
[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
Form 13F File Number          Name
28-826                        Barclays PLC